INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 154,910	$ 154,606
Accumulated Amortization	(144,629)	(141,171)
Net	$ 10,281	$ 13,435
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	4 years	4 years
Cost	$ 111,108	$ 110,835
Accumulated Amortization	(110,730)	(108,888)
Net	$ 378	$ 1,947
Technologies One [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	5 years	5 years
Technologies Two [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Facilities lease [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(24,241)	(22,953)
Net	$ 9,259	10,547
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years
Cost	$ 7,702	7,671
Accumulated Amortization	(7,702)	(7,547)
Net		$ 124
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(1,956)	(1,783)
Net	$ 644	$ 817
Patents and other core technology rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life		9 years